Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2019
Entity Registrant Name	Community Capital Trust
Entity Central Index Key	0001078195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019